Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest paid	$ 0	$ 0	$ 9,690	$ 8,893	$ 12,608	$ 12,319
Anteya Technology Corp [Member]
Equity method investment, Percentage of ownership	20.00%		20.00%		20.00%
Mr. Wei-Rur Chen [Member]
Loan from stockholder					100,000
Loan from stockholder, effective interest rate					0.19%
Interest paid					$ 161